Consolidated Statements of Changes in Total Equity (USD $) In Thousands	Total	Dropdown Predecessor Equity	Common Units	Subordinated Units	General Partners	Accumulated Other Comprehensive Income (Loss) (Note 13)	Non-controlling Interest	Redeemable Non-controlling Interest
Beginning balance at Dec. 31, 2008	$ 263,359	$ (33,353)	$ 246,646	$ (135,900)	$ 7,164	$ (22,581)	$ 201,383
Beginning balance, units at Dec. 31, 2008			20,425	9,800
Net (loss) income	120,802	(419)	43,546	17,662	2,523		57,490
Other comprehensive (loss) income	36,138					19,026	17,112
Equity contribution from joint venture partner	4,772						4,772
Net Change in Parent's equity in Dropdown Predecessor (note 12c, 12d, 12e, 12j)	110,386	110,386
Purchase of Petrojarl Varg from Teekay Corporation (note 12b)	(320,000)	(307,749)	(3,934)	(7,712)	(605)
Net liabilities of Dropdown Predecessor	175,017	172,174				2,843
Proceeds from follow-on public offering, net of offering costs of $5,100; $18,498 and $222 in 2009, 2010, 2011 respectively (note 12i, 17)	104,127		101,942		2,185
Proceeds from follow-on public offering, units; net of offering costs of $5,100; $18,498 and $222 in 2009, 2010, 2011 respectively (note 12i, 17)			7,475
Cash distributions	(121,517)		(40,129)	(17,640)	(2,683)		(61,065)
Net change in Parents equity in Dropdown Predecessor (note 12c, 12d)	(2,213)	(2,213)
Ending balance at Dec. 31, 2009	370,871	(61,174)	348,071	(143,590)	8,584	(712)	219,692
Ending balance, units at Dec. 31, 2009			27,900	9,800
Conversion of subordinated units to common units (note 17)			(143,590)	143,590
Conversion of subordinated units to common units, shares (note 17)			9,800	(9,800)
Net (loss) income	78,863	(16,685)	53,811		4,359		37,378
Reclassification of redeemable non-controlling interest in net income	(806)						(806)	806
Other comprehensive (loss) income	(820)					(800)	(20)
Equity contribution from joint venture partner	400						400
Net Change in Parent's equity in Dropdown Predecessor (note 12c, 12d, 12e, 12j)	30,495	30,495
Net liabilities of Dropdown Predecessor	(149)	(2,406)				2,257
Proceeds from follow-on public offering, net of offering costs of $5,100; $18,498 and $222 in 2009, 2010, 2011 respectively (note 12i, 17)	401,491		393,091		8,400
Proceeds from follow-on public offering, units; net of offering costs of $5,100; $18,498 and $222 in 2009, 2010, 2011 respectively (note 12i, 17)			17,538
Cash distributions	(160,046)	(1,878)	(80,766)		(4,311)		(73,091)	(2,267)
Net change in Parents equity in Dropdown Predecessor (note 12c, 12d)	162,995	162,995
Dilution loss on initiation of majority owned subsidiary (note 15a)	(7,432)		(3,714)		(76)		(3,642)	7,432
Equity contribution from non- controlling interest (note 15a)								35,754
Purchase of the Falcon Spirit from Teekay Corporation (note 12c)	(11,295)	(4,606)	(6,555)		(134)
Purchase of the Amundsen Spirit from Teekay Corporation (note 12e)	(34,633)	(3,496)	(15,593)		(259)		(15,285)
Issuance of Teekay Offshore Operating L.P. units to non-controlling interests (note 12e, 12f)	33,469						33,469
Conversion of intercorporate debt to equity (note 12f,12g)	31,470						31,470
Purchase of the Nansen Spirit from Teekay Corporation (note 12f)	(32,982)		(2,213)		(45)		(30,724)
Loss on acquisition of interest rate swaps (note 12h)	(57,061)		(28,514)		(582)		(27,965)
Purchase of the Rio das Ostras from Teekay Corporation (note 12d)	(76,381)	(103,245)	26,327		537
Ending balance at Dec. 31, 2010	728,449		540,355		16,473	745	170,876	41,725
Ending balance, units at Dec. 31, 2010			55,238
Net (loss) income	(96,871)	(15,075)	(108,646)		4,396		22,454
Reclassification of redeemable non-controlling interest in net income	(6,601)						(6,601)	6,601
Other comprehensive (loss) income	(2,026)					(2,461)	435
Equity contribution from joint venture partner	3,750						3,750
Capital Contribution by Parent Company	2,000		1,960		40
Proceeds from follow-on public offering, net of offering costs of $5,100; $18,498 and $222 in 2009, 2010, 2011 respectively (note 12i, 17)	419,924		411,522		8,402
Proceeds from follow-on public offering, units; net of offering costs of $5,100; $18,498 and $222 in 2009, 2010, 2011 respectively (note 12i, 17)			15,389
Cash distributions	(156,284)		(121,152)		(8,171)		(26,961)	(10,019)
Net change in Parents equity in Dropdown Predecessor (note 12c, 12d)	12,519	12,519
Conversion of intercorporate debt to equity (note 12f,12g)	36,905						36,905
Purchase of 49% of Teekay Offshore Operating L.P. (note 12i)	(386,267)		(254,237)		(5,189)	1,162	(128,003)
Purchase of Peary Spirit LLC (note 12g)	(37,729)		(5,386)		(110)		(32,233)
Purchase of Scott Spirit LLC (note 12j)	(33,036)	2,556	(34,880)		(712)
Ending balance at Dec. 31, 2011	$ 484,733		$ 429,536		$ 15,129	$ (554)	$ 40,622	$ 38,307
Ending balance, units at Dec. 31, 2011			70,627